CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (70,526)	$ (25,643)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,294	4,640
Foreign exchange (gain) loss on long-term debt	(14)	26
Gain on extinguishment of debt	(2,096)
Change in fair value of warrants and derivatives	(7,940)
Share-based compensation expense	10,577	2,643
Loss on disposal of property, plant and equipment	22	3
Bad debt expense	289	5
Total adjustments	5,132	7,317
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	12,352	(30,345)
(Increase) decrease in inventory	(5,198)	5,123
Decrease in prepaid expenses and other current assets	(6,547)	(517)
Increase in other operating assets	(105)	(380)
(Decrease) increase in accounts payable	(10,790)	12,012
Increase in deferred revenue	(4,619)	(2,514)
Increase in other accrued expenses	4,429	5,104
Increase in other long-term liabilities	616	5,889
Increase in accrued interest on long-term debt	8,571	3,587
Net cash used in operating activities	(66,685)	(20,367)
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,033)	(2,226)
Net cash used in investing activities	(6,033)	(2,226)
Cash flows from financing activities:
Repayments of line of credit, net		(1,993)
Borrowings under senior term loan		6,005
Borrowings under other long-term debt		2,073
Proceeds from the Business Combination, issuance of convertible debt and PIPE financing, net of issuance costs paid	115,501
Proceeds from the exercise of stock options	1,074
Proceeds from the sale of Series G stock, net		21,913
Proceeds from the sale of Series H stock, net	505	8,074
Proceeds from the issuance of Series H warrants	142	2,126
Net cash provided by financing activities	117,222	38,198
Net increase in cash, cash equivalents and restricted cash	44,504	15,605
Cash, cash equivalents and restricted cash, beginning of year	18,618	3,013
Cash, cash equivalents and restricted cash, end of year	63,122	18,618
Supplemental disclosures of cash flow information
Cash paid for interest	(12,809)	(6,363)
Cash paid for income taxes, net of cash received from R&D tax credit refunds	(73)
Cash received from R&D tax credit refunds, net of cash paid for income taxes		241
Operating cash flows from operating leases	(3,006)	(2,857)
Lease liability obtained in exchange for obtaining right-of-use assets	796
Supplemental disclosure of non-cash financing activities:
Reclassification of redeemable convertible preferred stock warrants to additional paid-in capital	10,291
Non-cash net liabilities assumed from business combination	38
Issuance of preferred stock upon conversion of debt		23,571
Conversion of debt to preferred stock		(23,571)
Assignment of line of credit to new lender under Senior term loan		$ 32,940